Finance receivables (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Components of finance receivables
Finance receivables, gross	€ 78,853,000	€ 48,398,000
Unearned interest	0	(6,845,000)
Finance receivables, net	78,853,000	41,553,000
Current portion of finance receivables, gross	78,853,000	16,594,000
Current portion of unearned interest	0	(3,946,000)
Non-current portion of finance receivables, net	0	28,905,000
Finance receivables due for payment
2012	78,853,000
2013	0
2014	0
2015	0
2016	0
Thereafter	0
Finance receivables, gross	78,853,000	48,398,000
Finance receivables (Textual) [Abstract]
Expected credit losses from finance receivables recorded	€ 0	€ 0